SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
SUBSEQUENT EVENT [Text Block]
11.	SUBSEQUENT EVENTS

Subsequent to April 30, 2017, the Company:

•

Completed a non-brokered private placement, issuing an aggregate of 9,009,814 units at a price of $0.23 per unit for gross proceeds of $2,072,257. Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $100,392 and issued a total of 436,488 agent warrants exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

•

Negotiated an extension of the closing date of the option agreement with Sierra from June 30, 2017 to September 30, 2017, in return for a cash payment of $406,590 (US$300,000), which will be credited to the remaining amount required to exercise the option.

12.	SUBSEQUENT EVENTS

Subsequent to July 31, 2016:

a)

On August 1, 2016, the Company appointed Benjamin Mossman as the Chief Executive Officer and a director of the Company; in connection with the appointment, the Company issued 400,000 shares of common stock and granted 586,600 stock options exercisable at $0.20 until August 8, 2021.

b)

On August 30, 2016, the Company entered into an option agreement with three parties to purchase a 100% interest in and to certain lands and surface rights in the United States. Upon execution of the option agreement, the Company paid the vendors a non-refundable cash deposit in the amount of US$25,000 ; an additional cash payment of US$2,000,000 required to exercise the option.

c)

On October 6, 2016, the Company announced a non-brokered private placement of up to 17,500,000 units at a price of $0.20 per unit for gross proceeds of up to $3,500,000. Each unit will consist of one share of the Company’s common stock and one-half of a transferable share purchase warrant, with each whole warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.